Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

– Properties leased for own use	Over the unexpired lease period

– Office equipment leased for own use	Over the unexpired lease period

– Leasehold improvements	Shorter period of the lease term or the useful life

– Fixtures and furniture	3 - 5 years

– Office and lab equipment	3 - 5 years

– Computer equipment	3 years

– Motor vehicles	3 - 5 years

– Manufacturing equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years